Consolidated Statements of Changes in Stockholders' Deficit (USD $)	Total	Common Stock	Additional Paid-In Capital	Deficit Accumulated during the Development Stage	Total Stockholders' Deficit
Balance Beginning of Period at Aug. 05, 2007
Common stock issued for cash		$ 2	$ 1,498		$ 1,500
Common stock issued for cash - Shares		1,500
Net Loss				(62,737)	(62,737)
Balance End of Period at Dec. 31, 2007		2	1,498	(62,737)	(61,237)
Balance End of Period - Shares at Dec. 31, 2007		1,500
Recapitalization - reverse acquisition		24,030	(40,625)		(16,595)
Recapitalization - reverse acquisition - Shares		24,030,353
Common stock issued for cash		839	1,048,161		1,049,000
Common stock issued for cash - Shares		839,200
Common stock issued for services		15	142,485		142,500
Common stock issued for services - Shares		15,000
Net Loss				(1,513,333)	(1,513,333)
Balance End of Period at Dec. 31, 2008		24,886	1,151,519	(1,576,070)	(399,665)
Balance End of Period - Shares at Dec. 31, 2008		24,886,053
Common stock issued for cash		341	425,909		426,250
Common stock issued for cash - Shares		341,086
Common stock issued for services		7	7,883		7,890
Common stock issued for services - Shares		7,000
Net Loss				(1,362,612)	(1,362,612)
Balance End of Period at Dec. 31, 2009		25,234	1,585,311	(2,938,682)	(1,328,137)
Balance End of Period - Shares at Dec. 31, 2009		25,234,139
Common stock issued for services		3,486	327,513		330,999
Common stock issued for services - Shares		3,485,715
Net Loss				(847,850)	(847,850)
Balance End of Period at Dec. 31, 2010		28,720	1,912,824	(3,786,532)	(1,844,988)
Balance End of Period - Shares at Dec. 31, 2010		28,719,854
Common stock issued for services		1,000	59,000		60,000
Common stock issued for services - Shares		1,000,000
Common stock issued for debt		7,000	413,000		420,000
Common stock issued for debt - Shares		7,000,000
Net Loss				(540,350)	(540,350)
Balance End of Period at Dec. 31, 2011		36,720	2,384,824	(4,326,882)	(1,905,338)
Balance End of Period - Shares at Dec. 31, 2011		36,719,854
Net Loss	(375,923)			(375,923)	(375,923)
Balance End of Period at Dec. 31, 2012		36,720	2,384,824	(4,702,805)	(2,281,261)
Balance End of Period - Shares at Dec. 31, 2012		36,719,854
Net Loss	(192,735)			(192,735)	(192,735)
Balance End of Period at Dec. 31, 2013		$ 36,720	$ 2,384,824	$ (4,895,540)	$ (2,473,996)
Balance End of Period - Shares at Dec. 31, 2013		36,719,854